Segment and geographic information	12 Months Ended
Mar. 31, 2014
Segment and geographic information

15.     Segment and geographic information:

Operating segments are components of the NTT Group 1) that engage in business activities, 2) whose operating results are regularly reviewed by NTT Group’s chief operating decision maker to make decisions on the allocation of financial resources and to evaluate business performance, and 3) for which discrete financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Operating revenue:

Year Ended March 31	2012	2013	2014
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,306,953	¥3,204,258	¥3,129,362
Intersegment	459,309	455,562	442,948

Total	3,766,262	3,659,820	3,572,310
Long distance and international communications business—
External customers	1,573,150	1,554,706	1,713,439
Intersegment	105,506	103,241	96,463

Total	1,678,656	1,657,947	1,809,902
Mobile communications business—
External customers	4,211,099	4,431,032	4,422,614
Intersegment	28,904	39,090	38,589

Total	4,240,003	4,470,122	4,461,203
Data communications business—
External customers	1,108,212	1,154,143	1,221,481
Intersegment	143,598	149,373	122,374

Total	1,251,810	1,303,516	1,343,855
Other—
External customers	307,948	356,601	438,278
Intersegment	775,282	895,261	890,248

Total	1,083,230	1,251,862	1,328,526
Elimination	(1,512,599)	(1,642,527)	(1,590,622)

Consolidated total	¥10,507,362	¥10,700,740	¥10,925,174

Segment profit:

Year Ended March 31	2012	2013	2014
	Millions of yen
Segment profit:
Regional communications business	¥87,349	¥92,965	¥127,240
Long distance and international communications business	116,669	121,293	127,476
Mobile communications business	876,406	836,446	817,230
Data communications business	71,542	85,818	67,916
Other	56,555	53,257	56,098

Total segment profit	1,208,521	1,189,779	1,195,960
Elimination	14,445	12,189	17,693

Consolidated operating income	1,222,966	1,201,968	1,213,653
Other income	103,737	92,995	172,082
Other expenses	87,373	97,316	91,540

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,239,330	¥1,197,647	¥1,294,195

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥131	¥213	¥203
Long distance and international communications business	891	622	1,895
Mobile communications business	(25,489)	(35,885)	(78,311)
Data communications business	38	106	228
Other	16,877	18,851	25,193

Consolidated total	¥(7,552)	¥(16,093)	¥(50,792)

Segment assets:

As of March 31	2012	2013	2014
	Millions of yen
Segment Assets:
Regional communications business	¥7,458,775	¥7,337,100	¥7,162,076
Long distance and international communications business	1,770,522	1,871,626	2,314,780
Mobile communications business	7,090,883	7,336,070	7,676,820
Data communications business	1,515,686	1,597,446	1,774,562
Other	9,923,344	10,422,450	10,664,076

Total segment assets	27,759,210	28,564,692	29,592,314
Elimination	(8,369,511)	(9,015,625)	(9,307,365)

Consolidated total	¥19,389,699	¥19,549,067	¥20,284,949

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 8.

Other significant items:

Year Ended March 31	2012	2013	2014
	Millions of yen
Depreciation and amortization:
Regional communications business	¥816,359	¥794,246	¥751,906
Long distance and international communications business	137,176	142,309	149,734
Mobile communications business	688,518	701,658	719,132
Data communications business	140,075	137,961	135,358
Other	122,676	117,451	118,415

Total segment	1,904,804	1,893,625	1,874,545
Elimination	5,894	5,620	5,748

Consolidated total	¥1,910,698	¥1,899,245	¥1,880,293

Capital investments for segment assets:
Regional communications business	¥811,977	¥786,004	¥722,829
Long distance and international communications business	152,348	147,503	168,413
Mobile communications business	726,833	753,660	703,124
Data communications business	133,966	122,113	147,725
Other	121,486	160,695	150,672

Consolidated total	¥1,946,610	¥1,969,975	¥1,892,763

Point program expenses:
Regional communications business	¥5,615	¥5,801	¥7,713
Long distance and international communications business	2,166	1,321	484
Mobile communications business	95,790	74,651	70,837

Consolidated total	¥103,571	¥81,773	¥79,034

Goodwill impairment losses:
Long distance and international communications business	—	23,042	—
Mobile communications business	—	7,281	—
Data communications business	4,764	—	—

Consolidated total	¥4,764	¥30,323	¥—

The capital investments in the above table represent the additions to fixed assets of each segment.

As indicated in “Use of estimates” in note 2 effective April 1, 2013, NTT Group has revised its estimate of the expected useful life of metal cables based on actual utilization to reflect an extended expected useful life. As a result, compared with the method used prior to April 1, 2013, operating income for the regional communications business segment for the fiscal year ended March 31, 2014 increased by ¥23,264 million.

Transfers between operating segments are made at arms-length prices. Operating income is operating revenue less costs and operating expenses.

Geographic information:

Year Ended March 31	2012	2013	2014
	Millions of yen
Operating revenue:
Domestic	¥9,594,645	¥9,746,669	¥9,729,179
Foreign	912,717	954,071	1,195,995

Consolidated total	¥10,507,362	¥10,700,740	¥10,925,174

Operating Revenues are classified based on the geographic location of the service and products provided. NTT Group has not disclosed foreign long-term assets, as such amounts were immaterial.

There were no operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group’s revenues for the fiscal years ended March 31, 2012, 2013 and 2014.